Note 14 - Derivative Financial Instruments - Fair Value Losses on Derivative assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	$ 240	$ 266	$ 601
Gold loan agreement [member]
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	114	0	0
Call option [member]
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	21	0	0
Derivative liabilities [member]
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	135	0	0
Gold ETF [member]
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	105	164	0
Gold hedge [member]
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	0	102	601
Derivative assets [member]
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	$ 105	$ 266	$ 601